FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2017
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	Nine months ended September 30, 2017	Year ended December 31, 2016

	(U.S. $ in millions)
Fair value at the beginning of the period	$(811)	$(811)
Investment in debt securities	-	16
Translation differences	(25)	18
Additional contingent consideration resulting from:
Actavis Generics transaction	-	(302)
Adjustments to provisions for contingent consideration:
Actavis Generics transaction	(27)	-
Labrys transaction	(39)	(6)
Eagle transaction	(112)	(179)
MicroDose transaction	-	(8)
Cephalon transaction	(1)	(12)
Nupathe transaction	-	122
Settlement of contingent consideration:
Labrys transaction	101	25
Eagle transaction	124	115
Cephalon transaction	-	205
Gecko transaction	-	6

Fair value at the end of the period	$(790)	$(811)

	Estimated fair value*
	September 30,	December 31,
	2017	2016

	(U.S. $ in millions)

Senior notes included under long-term liabilities	$25,430	$26,456
Senior notes and convertible senior debentures included under short-term debt	2,268	569

Total	$27,698	$27,025

* The fair value was estimated based on quoted market prices, where available.

c. Investment in securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the table below:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	(U.S. $ in millions)

September 30, 2017	$180	$164	$36	$20
December 31, 2016	$986	$985	$44	$43

Activity for financial assets estimated utilizing Level 3 inputs
	September 30, 2017
	Level 1	Level 2	Level 3	Total
	(U.S. $ in millions)
Cash and cash equivalents:
Money markets	$1	$-	$-	$1
Cash, deposits and other	679	-	-	679
Investment in securities:
Equity securities	147	-	-	147
Other, mainly debt securities	13	-	19	32
Derivatives:
Asset derivatives - options and forward contracts	-	25	-	25
Asset derivatives - cross currency swaps	-	37	-	37
Liabilities derivatives - options and forward contracts	-	(15)	-	(15)
Liabilities derivatives - interest rate and cross currency swaps	-	(79)	-	(79)
Contingent consideration*	-	-	(809)	(809)

Total	$840	$(32)	$(790)	$18

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(U.S. $ in millions)
Cash and cash equivalents:
Money markets	$24	$-	$-	$24
Cash, deposits and other	964	-	-	964
Investment in securities:
Equity securities	842	-	-	842
Structured investment vehicles	-	89	-	89
Other, mainly debt securities	14	-	17	31
Derivatives:
Asset derivatives - options and forward contracts	-	10	-	10
Asset derivatives - cross-currency swaps	-	88	-	88
Liability derivatives - options and forward contracts	-	(17)	-	(17)
Liability derivatives - interest rate swaps	-	(2)	-	(2)
Contingent consideration*	-	-	(828)	(828)

Total	$1,844	$168	$(811)	$1,201